Federated Hermes Total Return Bond Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES—32.6%
	U.S. Treasury Bonds—6.6%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,166,568
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	8,995,594
215,000	United States Treasury Bond, 2.500%, 2/15/2045	156,559
250,000	United States Treasury Bond, 2.500%, 2/15/2046	179,708
350,000	United States Treasury Bond, 2.500%, 5/15/2046	250,726
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	6,639,098
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	7,138,125
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,842,385
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	7,761,049
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,640,655
800,000	United States Treasury Bond, 3.000%, 11/15/2045	631,039
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,556,640
850,000	United States Treasury Bond, 3.000%, 8/15/2048	652,978
950,000	United States Treasury Bond, 3.125%, 8/15/2044	772,687
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,531,310
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,649,026
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	63,623,472
424,385,000	United States Treasury Bond, 4.125%, 8/15/2053	397,403,366
421,570,000	United States Treasury Bond, 4.250%, 2/15/2054	403,785,016
29,190,000	United States Treasury Bond, 4.250%, 8/15/2054	28,011,293
30,000,000	United States Treasury Bond, 4.375%, 8/15/2043	29,457,279
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,196,906
40,000,000	United States Treasury Bond, 4.625%, 5/15/2054	40,793,752
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,210,270
	TOTAL	1,018,045,501
	U.S. Treasury Inflation-Protected Notes—0.0%
335,060	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	259,475
	U.S. Treasury Notes—26.0%
265,000	United States Treasury Note, 0.250%, 9/30/2025	258,953
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	11,011,319
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	9,498,828
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	5,012,810
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,369,110
8,200,000	United States Treasury Note, 0.750%, 4/30/2026	7,890,759
7,090,000	United States Treasury Note, 0.875%, 9/30/2026	6,750,539
700,000	United States Treasury Note, 1.125%, 2/28/2027	661,842
1,000,000	United States Treasury Note, 1.125%, 2/29/2028	920,097
11,000,000	United States Treasury Note, 1.250%, 3/31/2028	10,137,166
9,000,000	United States Treasury Note, 1.250%, 4/30/2028	8,273,653
67,000,000	United States Treasury Note, 1.500%, 1/31/2027	63,933,309
270,000	United States Treasury Note, 1.625%, 5/15/2026	262,252
21,650,000	United States Treasury Note, 1.750%, 12/31/2026	20,797,116
49,063,000	United States Treasury Note, 1.875%, 2/28/2027	47,079,044
1,300,000	United States Treasury Note, 2.250%, 11/15/2025	1,282,077
180,000	United States Treasury Note, 2.375%, 5/15/2027	173,894

Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$ 23,300,000	United States Treasury Note, 2.375%, 3/31/2029	$ 21,870,147
100,000	United States Treasury Note, 2.375%, 5/15/2029	93,719
136,155,000	United States Treasury Note, 2.625%, 5/31/2027	132,191,024
130,000	United States Treasury Note, 2.625%, 2/15/2029	123,452
4,800,000	United States Treasury Note, 2.750%, 2/15/2028	4,636,966
56,000,000	United States Treasury Note, 2.750%, 5/31/2029	53,261,090
90,000,000	United States Treasury Note, 2.875%, 4/30/2029	86,092,776
32,695,000	United States Treasury Note, 3.125%, 8/31/2027	32,029,631
50,000,000	United States Treasury Note, 3.500%, 1/31/2028	49,343,190
10,000,000	United States Treasury Note, 3.500%, 4/30/2028	9,854,767
22,500,000	United States Treasury Note, 3.500%, 9/30/2029	22,023,547
67,250,000	United States Treasury Note, 3.625%, 5/31/2028	66,511,817
40,000,000	United States Treasury Note, 3.625%, 8/31/2029	39,370,980
13,000,000	United States Treasury Note, 3.625%, 9/30/2031	12,649,604
10,500,000	United States Treasury Note, 3.750%, 5/31/2030	10,354,523
268,000,000	United States Treasury Note, 3.750%, 8/31/2031	262,746,476
61,700,000	United States Treasury Note, 4.000%, 6/30/2028	61,719,386
222,000,000	United States Treasury Note, 4.000%, 1/31/2029	221,929,315
140,000,000	United States Treasury Note, 4.000%, 7/31/2029	139,925,884
165,000,000	United States Treasury Note, 4.125%, 11/15/2027	165,592,746
145,000,000	United States Treasury Note, 4.125%, 10/31/2029	145,647,294
42,000,000	United States Treasury Note, 4.125%, 11/30/2029	42,205,485
104,820,000	United States Treasury Note, 4.125%, 7/31/2031	105,024,137
776,000,000	United States Treasury Note, 4.125%, 10/31/2031	777,095,014
75,000,000	United States Treasury Note, 4.250%, 12/31/2026	75,315,525
5,000,000	United States Treasury Note, 4.250%, 6/30/2029	5,046,960
267,800,000	United States Treasury Note, 4.250%, 11/15/2034	268,794,181
38,000,000	United States Treasury Note, 4.375%, 12/15/2026	38,228,304
72,500,000	United States Treasury Note, 4.375%, 12/31/2029	73,635,633
12,000,000	United States Treasury Note, 4.375%, 1/31/2032	12,194,645
5,000,000	United States Treasury Note, 4.625%, 9/30/2028	5,103,399
30,000,000	United States Treasury Note, 4.625%, 9/30/2030	30,845,541
825,000,000	United States Treasury Note, 4.625%, 2/15/2035	853,233,397
14,500,000	United States Treasury Note, 4.875%, 10/31/2028	14,927,515
	TOTAL	4,034,930,838
	TOTAL U.S. TREASURIES (IDENTIFIED COST $5,053,840,674)	5,053,235,814
	CORPORATE BONDS—23.3%
	Auto Receivables—0.0%
500,000	Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	403,295
	Basic Industry - Chemicals—0.1%
119,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	123,891
8,755,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,457,532
200,000	San Miguel Industrias, Sr. Unsecd. Note, 144A, 3.750%, 8/2/2028	184,678
1,300,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	1,109,744
1,600,000	Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,631,926
	TOTAL	11,507,771
	Basic Industry - Metals & Mining—0.4%
8,960,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,973,030
2,600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,665,188

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$ 4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	$ 4,500,754
600,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	622,091
400,000		Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, REGS, 5.500%, 7/23/2026	398,806
500,000		Codelco, Inc., Sr. Unsecd. Note, REGS, 5.125%, 2/2/2033	484,525
500,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	479,758
500,000		Freeport Indonesia PT, Sr. Unsecd. Note, REGS, 6.200%, 4/14/2052	503,319
10,330,000	[1]	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,412,402
1,830,000		Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,832,770
6,692,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,472,958
3,344,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,266,904
1,000,000		Indonesia Asahan/Mineral Indonesia, Sr. Unsecd. Note, REGS, 5.450%, 5/15/2030	1,013,505
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	201,430
800,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	825,588
200,000		OCP S.A., Sr. Unsecd. Note, REGS, 6.750%, 5/2/2034	206,584
487,126		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	482,283
4,034,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,388,984
8,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	8,115,360
300,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.475%, 7/24/2030	304,069
200,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	200,754
282,000		Volcan Compania Minera S.A.A., 144A, 8.750%, 1/24/2030	275,989
		TOTAL	54,627,051
		Basic Industry - Paper—0.1%
10,775,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	10,954,112
400,000		Suzano Austria GmbH, Sr. Unsecd. Note, 6.000%, 1/15/2029	407,735
		TOTAL	11,361,847
		Capital Goods - Aerospace & Defense—0.9%
7,700,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,501,144
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,948,504
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,910,813
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,200,755
7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,933,444
2,340,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,625,520
3,935,000		Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	4,216,984
7,455,000		Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	8,220,867
600,000		Embraer Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.000%, 7/28/2030	645,050
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,720,893
3,997,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	3,991,787
11,397,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,523,492
7,127,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,893,180
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,893,813
200,000		Kingston Airport Revenue Finance Ltd., Sec. Fac. Bond, 144A, 6.750%, 12/15/2036	200,697
3,000,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,992,126
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,581,878
6,900,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,853,271
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,116,690
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	8,992,448
12,333,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,464,574
5,163,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,489,386
1,625,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,625,000
		TOTAL	135,542,316

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$ 6,532,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$ 6,362,328
8,640,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	9,136,422
2,305,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,509,925
	TOTAL	18,008,675
	Capital Goods - Construction Machinery—0.2%
6,945,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	6,976,406
3,200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,264,836
69,000	Caterpillar, Inc., Deb., 5.300%, 9/15/2035	72,039
295,000	Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	211,819
3,560,000	Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,552,014
6,015,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.500%, 1/16/2029	6,035,317
6,000,000	John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	6,042,703
7,570,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,107,647
2,924,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,823,963
	TOTAL	36,086,744
	Capital Goods - Diversified Manufacturing—0.2%
4,055,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	4,023,249
4,180,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,723,234
3,940,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	3,822,281
2,845,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,903,604
2,655,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,688,363
13,027,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,380,037
200,000	SMRC Automotive Holdings, Sec. Fac. Bond, 144A, 5.625%, 7/11/2029	202,603
1,645,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,551,268
6,680,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	6,431,124
	TOTAL	36,725,763
	Capital Goods - Environmental—0.1%
5,000,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	4,157,197
5,000,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	5,052,208
5,000,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	4,550,447
5,000,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	4,755,204
	TOTAL	18,515,056
	Capital Goods - Packaging—0.0%
6,205,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,089,528
	Communications - Cable & Satellite—0.4%
8,000,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	6,197,981
10,195,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,779,935
3,060,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,886,577
4,070,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,996,438
485,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	344,064
2,325,000	Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,929,681
400,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	347,339
3,005,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	2,997,630
10,000,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	9,874,399
6,525,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,200,090
580,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	546,007
3,000,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,672,839
8,765,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	8,706,836
3,000,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,134,452

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$ 5,262,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	$ 4,657,059
1,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	967,109
		TOTAL	61,238,436
		Communications - Media & Entertainment—0.5%
4,040,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	4,105,507
2,860,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	2,921,058
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	10,127,202
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,674,743
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,865,899
5,725,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,962,026
11,505,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	11,615,573
10,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	10,134,202
7,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	6,129,741
8,445,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,405,970
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,376,748
7,223,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	5,988,938
		TOTAL	79,307,607
		Communications - Telecom Wireless—0.7%
8,180,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,463,670
6,000,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,237,993
5,090,000		American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,500,316
4,705,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,121,659
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	4,103,189
500,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	455,896
700,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	604,172
6,925,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,687,199
8,700,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,677,292
7,317,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	7,278,734
177,840		Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	178,942
350,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	360,703
132,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	132,003
1,917,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,861,519
4,608,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,396,716
6,600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,322,696
5,610,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,500,721
4,400,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	4,388,604
9,045,000	[1]	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	9,087,553
4,095,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,075,698
800,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	821,144
4,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,164,540
6,825,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	6,577,742
10,335,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	10,131,572
		TOTAL	102,130,273
		Communications - Telecom Wirelines—0.4%
10,655,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	10,342,614
8,590,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,755,677
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,900,874
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,393,271
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,034,959
4,550,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,917,559

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	$ 3,717,767
200,000		Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	216,683
14,948,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	12,877,382
6,607,000		Verizon Communications, Inc., 144A, 4.780%, 2/15/2035	6,453,992
6,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	6,006,442
7,995,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,261,487
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	686,467
4,090,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,362,997
1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	943,590
		TOTAL	68,871,761
		Consumer Cyclical - Automotive—0.7%
9,130,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	9,198,780
7,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	7,265,982
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,106,722
6,550,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	6,397,177
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	5,002,598
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	4,003,393
10,450,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,604,586
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	242,819
4,484,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	4,512,738
2,692,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,821,516
5,080,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	5,102,248
2,210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	2,162,745
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,384,500
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,482,758
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,501,519
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,840,122
1,000,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/5/2029	1,012,043
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,410,489
2,600,000		Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	2,610,006
11,097,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	11,078,411
		TOTAL	107,741,152
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	250,960
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,609,066
1,597,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,604,683
8,235,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,317,866
8,540,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,411,775
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	474,289
12,340,000	[1]	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,566,595
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,667,322
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,388,085
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,576,558
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,364,618
6,250,000		Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	6,290,816
400,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	372,717
		TOTAL	56,644,390
		Consumer Cyclical - Services—0.2%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,233,300

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$ 5,030,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	$ 4,906,212
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,529,114
10,000,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	10,028,442
2,100,000	Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,266,660
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,300,602
	TOTAL	31,264,330
	Consumer Non-Cyclical - Food/Beverage—0.9%
870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	844,467
1,390,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,298,161
8,460,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,375,099
8,200,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,277,052
3,257,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,168,985
10,550,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	10,869,938
200,000	Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	162,134
9,843,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	8,963,347
7,816,000	Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,393,776
3,805,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,081,987
5,814,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,301,741
1,390,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,035,472
5,140,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,133,235
2,125,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,132,217
2,625,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,264,216
4,660,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,577,423
10,580,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	10,846,945
1,468,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	968,690
2,712,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,334,683
697,000	JBS USA Lux S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 6.750%, 3/15/2034	756,148
5,152,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,784,459
850,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	848,878
4,883,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,086,553
500,000	MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	430,431
4,825,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,377,390
8,400,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,824,984
6,850,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	6,830,393
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	151,511
3,980,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,404,040
3,610,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,219,020
7,768,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,546,306
6,830,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	6,602,399
10,005,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	10,304,126
	TOTAL	146,196,206
	Consumer Non-Cyclical - Health Care—0.6%
5,240,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,718,934
3,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,917,997
4,005,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,727,050
2,945,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,516,724
2,504,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,925,613
90,484	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	90,209
1,200,000	CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	825,578
1,074,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	1,073,344

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	$ 3,463,404
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,254,099
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,442,067
4,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	4,731,703
8,605,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,502,214
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,036,738
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	732,077
10,430,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	10,908,355
2,110,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,344,230
10,000,000		Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,783,072
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,720,813
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,060,221
10,010,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	9,833,006
7,720,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,647,833
		TOTAL	92,255,281
		Consumer Non-Cyclical - Pharmaceuticals—1.1%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,434,688
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,267,301
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,305,368
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,655,530
4,975,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	4,821,496
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,924,177
7,075,000		AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	7,161,979
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	322,833
16,550,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	16,810,881
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,806,353
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,570,984
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,001,475
6,100,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,954,456
2,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	2,366,971
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,795,085
4,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,210,688
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,778,810
2,740,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	2,671,291
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,341,073
7,500,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,424,972
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	232,067
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,480,183
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,466,717
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	448,709
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,105,499
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,616,191
7,125,000	[1]	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,059,836
5,722,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,536,651
14,139,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,643,733
8,560,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,548,496
9,568,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,442,378
		TOTAL	171,206,871
		Consumer Non-Cyclical - Products—0.1%
6,465,000		Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,491,361

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Products—continued
$ 6,680,000		Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	$ 6,807,733
		TOTAL	13,299,094
		Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000		Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,503,288
		Consumer Non-Cyclical - Tobacco—0.3%
6,248,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,409,626
6,200,000		BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,072,385
4,635,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,493,704
10,000,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	10,408,285
3,400,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,265,857
3,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,329,062
2,210,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,811,110
4,700,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,715,726
5,740,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,022,929
4,350,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,244,185
		TOTAL	48,772,869
		Energy - Independent—0.4%
12,325,000		APA Corp., Sr. Unsecd. Note, 144A, 6.750%, 2/15/2055	12,440,962
300,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	304,650
200,000		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	205,238
4,470,000		Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	4,471,456
4,175,000		ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,383,152
205,000		ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	229,617
6,245,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	6,036,763
3,838,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	3,950,202
7,546,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,647,342
6,150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	6,378,288
8,025,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	8,799,523
400,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	375,683
		TOTAL	54,222,876
		Energy - Integrated—0.3%
4,815,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,183,337
4,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,423,819
100,000		BP PLC, Deb., 8.750%, 3/1/2032	121,455
12,328,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	12,218,125
7,209,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	4,973,693
4,030,000	[1]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,500,777
325,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	352,318
750,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	713,606
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	979,899
250,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	212,917
800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	786,560
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	689,952
400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	402,289
500,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	464,120
1,000,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,025,990
3,275,000		Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	2,669,866
3,720,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,663,888
1,808,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.800%, 5/15/2038	1,982,754

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 610,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	$ 697,052
		TOTAL	44,062,417
		Energy - Midstream—1.2%
7,952,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,972,275
1,750,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,747,614
1,050,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,039,827
5,250,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	5,287,490
1,210,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,126,285
3,585,000		Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,694,765
2,827,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,775,790
5,030,000		Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	5,111,480
3,935,000		Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	4,361,285
760,000		Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	759,563
4,800,000		Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,320,538
885,000		Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	898,841
3,170,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,200,494
6,480,000	[1]	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	6,672,252
2,915,000		Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,046,807
475,000		Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	480,881
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	577,628
1,820,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,204,297
12,365,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	12,386,645
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	284,286
4,625,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,870,279
7,450,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,331,655
4,625,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	4,644,098
1,920,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,900,700
4,910,000		National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	5,031,449
3,945,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,467,208
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,818,012
6,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,347,602
1,831,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,805,847
7,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	6,491,984
525,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	554,315
10,750,000		ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	11,586,638
2,000,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,722,310
8,120,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,444,157
7,228,000		Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,247,414
8,461,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	7,846,576
9,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	9,301,223
4,545,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,472,992
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	142,006
225,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	197,901
7,000,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	6,289,087
3,425,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	3,400,121
10,000,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	10,258,363
		TOTAL	179,120,980
		Energy - Oil Field Services—0.2%
354,166		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	354,587
400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	397,331

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Oil Field Services—continued
$ 400,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	$ 428,320
500,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	524,124
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,267,354
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,618,942
300,000	Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	278,490
598,987	Guara Norte S.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	566,315
7,720,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	7,072,086
200,000	Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	207,560
400,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	444,270
500,000	Oleoducto Central S.A., Sr. Unsecd. Note, REGS, 4.000%, 7/14/2027	483,309
1,000,000	Pertamina Persero PT, Sr. Unsecd. Note, 144A, 2.300%, 2/9/2031	859,568
550,020	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	515,364
1,400,000	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	228,900
90,000	Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	93,437
300,000	PTTEP Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.993%, 1/15/2030	277,891
95,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	101,053
67,000	Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	66,849
495,590	Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	528,870
500,000	YPF Sociedad Anonima, 144A, 8.250%, 1/17/2034	507,900
250,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	267,978
300,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	315,300
200,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	210,344
	TOTAL	30,616,142
	Energy - Refining—0.1%
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.500%, 3/1/2028	192,603
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	263,152
14,557,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	12,542,289
500,000	Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, REGS, 8.960%, 4/27/2029	528,453
1,030,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	998,953
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,555,675
	TOTAL	19,081,125
	Financial Institution - Banking—5.0%
6,115,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	6,117,489
12,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,689,512
3,980,000	American Express Co., Sub. Note, 5.915%, 4/25/2035	4,131,940
600,000	Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	614,340
200,000	Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	196,944
200,000	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 8.748%, 10/15/2173	201,044
400,000	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2173	364,008
500,000	Bancolombia S.A., Sub., 8.625%, 12/24/2034	526,948
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,555,407
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,960,804
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	15,350,548
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,690,087
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	4,519,495
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	7,961,519
3,185,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	3,240,118
11,995,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	12,261,458
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,658,850
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,807,240

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	$ 6,020,395
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,223,059
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,420,072
4,250,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	4,246,056
660,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	659,413
5,140,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,085,463
3,940,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,733,400
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,443,230
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,907,466
7,060,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	6,203,274
5,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	5,313,468
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,923,282
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	342,883
10,280,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	10,475,126
14,565,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	14,637,658
3,500,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	3,610,523
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,336,968
13,030,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	13,325,739
8,100,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,743,367
6,533,000	Comerica, Inc., 3.800%, 7/22/2026	6,438,557
7,310,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	7,449,400
400,000	Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	371,460
15,690,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	16,163,182
4,280,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,114,286
9,180,000	FNB Corp. (PA), 5.722%, 12/11/2030	9,248,092
5,010,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	5,011,200
3,000,000	Goldman Sachs Bank USA, Sr. Unsecd. Note, Series BKNT, 5.283%, 3/18/2027	3,021,670
5,550,000	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	5,429,736
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,422,217
9,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,322,763
13,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,991,039
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,341,408
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,899,788
3,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	3,253,341
10,180,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,587,809
12,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,481,737
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2073	500,206
5,050,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	5,040,996
5,770,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,738,208
8,435,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,605,481
5,315,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,545,322
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	12,882,935
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,392,205
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	13,451,613
10,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,282,183
3,750,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,710,860
5,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,802,809
235,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	205,153
4,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.960%, 1/29/2027	3,981,023
10,275,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,366,782

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	$ 4,033,251
9,980,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	10,127,015
6,960,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	7,089,245
3,370,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,632,304
10,685,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	11,401,476
635,000		Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	634,075
9,945,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	9,737,598
5,665,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	5,918,518
7,170,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	7,762,509
11,630,000		Morgan Stanley, 4.654%, 10/18/2030	11,523,070
3,805,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,674,814
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,627,386
3,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	3,213,729
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,635,850
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,748,066
4,255,000		Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	4,362,649
3,320,000		Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,461,090
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,257,619
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,507,637
1,685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	1,681,426
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,404,898
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,793,644
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,630,420
7,054,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,602,566
6,700,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,484,711
5,480,000		PNC Bank, N.A., Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,472,321
4,095,000		PNC Financial Services Group, Inc., 5.575%, 1/29/2036	4,195,793
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,392,478
2,225,000	[1]	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,285,242
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	8,018,925
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,643,802
34,762	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	7,300
6,160,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	6,147,246
9,965,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,230,148
3,377,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,363,086
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	339,453
7,300,000		State Street Corp., Sub., 2.200%, 3/3/2031	6,359,763
11,650,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,773,814
350,000		Truist Bank, Sub. Deb., Series BKNT, 4.632%, 9/17/2029	343,806
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,262,556
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,496,751
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	677,553
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,257,230
11,120,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	11,440,544
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,544,277
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	505,576
3,000,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,128,994
6,930,000		U.S. Bancorp, 4.967%, 7/22/2033	6,773,658
3,625,000		US Bancorp, 5.100%, 7/23/2030	3,665,750
2,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,063,352

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 7,990,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	$ 8,304,260
7,835,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,604,422
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	139,174
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	2,134,856
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,167,715
12,665,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	12,988,791
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,571,608
8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	9,140,269
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,303,791
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,572,555
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,792,298
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,448,518
435,000		Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	431,623
		TOTAL	775,486,918
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,457,634
4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,346,335
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,932,362
2,712,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,693,503
5,663,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	5,841,003
6,875,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	7,161,871
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,911,431
4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,714,365
		TOTAL	33,058,504
		Financial Institution - Finance Companies—0.2%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,099,539
2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,508,640
7,150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	6,218,303
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,857,318
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,321,921
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,457,550
6,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,570,914
600,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	550,707
1,500,000		Export-Import Bank of India, Sr. Unsecd. Note, REGS, 2.250%, 1/13/2031	1,292,509
		TOTAL	33,877,401
		Financial Institution - Insurance - Health—0.4%
20,000,000		Centene Corp., 2.500%, 3/1/2031	16,904,960
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,875,405
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,664,135
11,570,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	11,572,386
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,371,505
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	8,924,336
		TOTAL	67,312,727
		Financial Institution - Insurance - Life—0.8%
4,795,000	[1]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,865,246
7,365,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	7,644,125
8,380,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,720,930
4,315,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	4,419,345
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,910,792
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,246,225

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$ 6,950,000		Met Tower Global Funding, 144A, 5.250%, 4/12/2029	$ 7,129,559
6,085,000		Metropolitan Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,144,993
330,000	[3]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	342,477
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,982,342
6,995,000		MetLife, Inc., Sr. Secd. Note, 5.375%, 7/15/2033	7,218,105
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,953,496
9,790,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	9,921,358
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,142,121
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,996,291
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,358,318
20,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	17,708,818
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,765,808
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,911,417
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,183,675
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	308,271
		TOTAL	115,873,712
		Financial Institution - Insurance - P&C—0.6%
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	9,111,173
1,575,000		American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	1,586,342
11,680,000		Aon North America, Inc., 5.750%, 3/1/2054	11,842,496
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,126,883
11,100,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	11,272,135
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	25,327
5,825,000		Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	4,945,869
4,300,000		Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,250,341
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,072,702
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,434,384
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	8,020,869
9,160,000		Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	9,148,755
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,681,877
2,245,000		The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,470,048
3,932,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,968,298
		TOTAL	85,957,499
		Financial Institution - REIT - Apartment—0.4%
13,153,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,847,684
10,000,000		Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	9,935,893
11,650,000		Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,911,039
9,740,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	9,930,861
2,955,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,487,656
2,490,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,471,370
8,350,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,623,582
		TOTAL	56,208,085
		Financial Institution - REIT - Healthcare—0.2%
7,267,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,125,520
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,763,300
5,000,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,906,590
3,350,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,331,432
8,352,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,468,426
2,895,000		Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,889,348
		TOTAL	28,484,616

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—0.1%
$ 6,560,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	$ 5,177,796
1,820,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,801,190
2,500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,472,841
3,480,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,463,141
955,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	857,281
5,810,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,715,982
		TOTAL	18,488,231
		Financial Institution - REIT - Other—0.1%
5,190,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	5,156,900
14,210,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	14,309,420
		TOTAL	19,466,320
		Financial Institution - REIT - Retail—0.2%
3,390,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,136,203
9,467,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,231,876
8,075,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,766,476
7,556,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,454,110
7,000,000		Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	6,961,441
		TOTAL	35,550,106
		Food Services—0.0%
200,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	201,048
		Manufactured Housing—0.0%
66,668		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.875%, 12/10/2025	65,835
		Municipal Services—0.0%
1,330,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,291,756
		Sovereign—0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,883,168
		Technology—2.0%
11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,462,933
3,827,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,723,331
8,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,756,652
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	472,516
11,960,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,939,087
11,200,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,501,251
6,562,000		Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,525,150
5,452,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,376,876
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,873,709
10,360,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	10,505,773
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,463,196
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	289,985
8,100,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	7,161,663
8,101,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	7,809,255
5,685,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	5,665,557
10,050,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	10,158,308
10,390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,512,310
1,535,000	[1]	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,513,302
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,686,849
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,684,048
5,570,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	5,752,742
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	5,164,313
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,687,642

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 4,555,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	$ 4,519,872
2,970,000		Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,972,542
5,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	5,190,698
5,070,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	4,939,047
4,950,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	4,873,342
6,415,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	6,310,377
12,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	12,508,487
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,787,081
2,100,000		Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	2,132,704
5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	5,935,346
2,875,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	2,887,191
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,321,302
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	792,605
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,490,852
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,043,506
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,786,132
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	255,551
4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	4,279,401
13,500,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	12,930,278
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,453,141
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,207,055
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,713,649
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,382,408
1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,144,874
6,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	5,991,855
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,250,964
5,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	5,316,084
6,320,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	6,215,505
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	13,576,003
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	10,772,953
8,100,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,080,383
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,816,263
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,713,541
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	331,915
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,421,479
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,938,625
		TOTAL	311,969,459
		Transportation - Airlines—0.0%
50,000		Latam Airlines Group S.A., 144A, 0.000%, 4/15/2030	50,425
		Transportation - Railroads—0.2%
9,882,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,649,167
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,498,712
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,336,278
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	952,347
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,294,823
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,052,695
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,574,870
3,677,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,685,506
		TOTAL	31,044,398

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Services—0.4%
$ 5,630,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	$ 5,644,699
10,625,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	10,196,292
7,885,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,861,185
2,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,985,530
8,100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	8,223,690
3,585,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,666,785
2,680,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,748,861
7,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,768,503
7,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,963,515
1,500,000	Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	1,532,573
8,781,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,825,595
	TOTAL	65,417,228
	Utility - Electric—1.7%
3,037,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,013,918
8,687,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,986,430
12,535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	8,371,603
6,462,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,643,164
4,868,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,321,118
1,450,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,254,631
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,066,243
8,502,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,822,955
2,990,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,163,491
7,205,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,757,620
10,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	8,760,028
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,496,101
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,255,852
9,610,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,587,872
9,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	9,473,161
2,175,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	2,383,507
427,000	Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	461,616
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,500,071
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,891,926
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,680,190
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	5,966,258
3,802,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,744,366
15,054,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	12,885,493
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	4,927,159
400,000	Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	396,704
200,000	Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	204,696
1,400,000	Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,456,181
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,287,597
7,551,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,529,025
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,953,660
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,189,935
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,971,058
1,600,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	1,619,844
7,500,000	Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	7,347,383
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,701,566
5,400,000	Florida Power & Light Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,830,307
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,691,335

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 600,000		KALLPA Generacion S.A., Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	$ 586,755
7,759,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,679,906
5,452,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,446,238
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,426,767
5,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	4,858,376
5,000,000		NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,931,924
2,410,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,030,248
1,520,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,543,484
7,742,000		NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,847,405
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	251,785
7,430,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,395,713
3,040,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,823,715
14,895,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,734,974
1,450,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,563,082
200,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	204,624
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,489,836
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,460,854
		TOTAL	257,869,750
		Utility - Natural Gas—0.1%
9,000,000		Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,525,184
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,574,992
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,188,767
		TOTAL	17,288,943
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,392,672
1,973,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,265,596
		TOTAL	2,658,268
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,727,365,644)	3,607,158,501
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.6%
		Commercial Mortgage—0.6%
4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	4,433,319
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,542,937
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,233,944
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,614,349
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	29,058,192
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,129,567
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,478,569
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,929,880
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,883,990
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,239,928
		TOTAL	82,544,675
		Federal Home Loan Mortgage Corporation—3.2%
31,256,925	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 5.502% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	31,324,453
3,434		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	3,434
9,993,590	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	9,980,729
18,733,525	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 5.552% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	18,692,052

Principal Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 49,241,167	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	$ 49,341,259
37,500,470	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 5.552% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	37,584,093
39,901,465	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.552% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	39,990,433
35,845,813	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 5.552% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	35,925,735
32,663,409	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.552% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	32,707,626
4,224,357	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5438, Class FC, 5.452% (30-DAY AVERAGE SOFR +1.100%), 8/25/2054	4,225,617
44,128,078	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.452% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	44,141,236
9,337,295	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5458, Class PF, 5.352% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	9,317,525
71,142,856	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class FL, 5.450% (30-DAY AVERAGE SOFR +1.100%), 3/25/2055	71,077,028
23,800,000	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5519, Class FG, 5.400% (30-DAY AVERAGE SOFR +1.050%), 9/25/2054	23,745,743
76,300,000	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.387% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	76,119,047
9,216,819	[3]	Federal Home Loan Mortgage Corp. REMIC, Series FLT, PT, Class FH, 5.202% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	9,157,086
		TOTAL	493,333,096
	[3]	Federal National Mortgage Association—0.7%
38,511,292		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 5.402% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	38,480,151
37,240,806		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 5.452% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	37,251,911
37,619,347		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 6.373% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	37,588,289
		TOTAL	113,320,351
	[3]	Government National Mortgage Association—0.1%
16,585,160		Government National Mortgage Association REMIC, Series 2024-44, Class KF, 5.195% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	16,570,421
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $710,710,455)	705,768,543
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Financial Institution - Banking—0.0%
EGP 41,300,000		Egypt, Government of Series 364D, 0.000%, 10/7/2025	702,454
39,700,000		Egypt, Government of Series 364D, 0.000%, 7/29/2025	704,410
		TOTAL	1,406,864
		Government Agency—0.0%
$ 250,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	246,995
		Sovereign—0.6%
1,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.750%, 4/14/2032	1,340,655
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	805,000
100,000		Argentina, Government of, Series 3, 3.000%, 5/31/2026	94,457
418,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	304,296
360,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	275,076
200,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	117,746
300,000	[1]	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	189,750
885,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	591,759
40,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	35,993

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 200,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	$ 179,064
400,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	382,402
200,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	191,258
1,300,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.625%, 5/18/2034	1,203,860
200,000	Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	191,496
700,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	678,706
300,000	Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	297,300
BRL 30,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	4,804,988
13,500	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	1,820,742
$ 1,000,000	Cameroon, Government of, Sr. Unsecd. Note, 9.500%, 7/31/2031	956,405
COP 4,000,000,000	Colombian TES, Unsecd. Note, Series G, 7.000%, 3/26/2031	800,283
$ 200,000	Columbia, Government of, Sr. Unsecd. Note, 0.000%, 11/7/2036	198,521
1,200,000	Columbia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,225,931
1,800,000	Columbia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	1,855,178
COP 15,832,500,000	Columbia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	2,893,486
$ 1,000,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	1,013,230
500,000	Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	515,722
500,000	Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	525,389
150,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	154,125
150,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	154,800
DOP 29,250,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 10.500%, 3/15/2037	482,056
$ 1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	913,510
250,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	251,300
1,800,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,763,982
200,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	214,630
800,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	391,168
77,881	Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	41,869
221,514	Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	146,046
300,000	Egypt, Government of, 144A, 8.625%, 2/4/2030	297,797
1,600,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.052%, 1/15/2032	1,386,730
1,700,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	1,349,140
150,000	El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	159,329
300,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	253,821
475,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	479,181
1,500,000	Gabon, Government of, Sr. Unsecd. Note, REGS, 7.000%, 11/24/2031	1,210,163
1,400,000	Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,467,900
700,000	Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	698,271
500,000	Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	488,113
200,000	Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	197,100
400,000	Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	357,400
HUF 550,000,000	Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	1,308,655
1,300,000,000	Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	2,456,063
$ 500,000	Indonesia, Government of, Sr. Unsecd. Note, 5.250%, 1/15/2030	508,328
300,000	Indonesia, Government of, Sr. Unsecd. Note, 5.600%, 1/15/2035	308,743
IDR 30,000,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	1,980,579
$ 525,000	Iraq, Government of, Unsecd. Note, REGS, 5.800%, 1/15/2028	515,876
2,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	1,995,000
2,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.250%, 1/30/2037	1,944,200
1,500,000	Kenya, Government of, Sr. Unsecd. Note, REGS, 9.750%, 2/16/2031	1,516,890
650,000	Mexico, Government of, Sr. Unsecd. Note, 3.500%, 2/12/2034	534,353

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 500,000		Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	$ 298,345
750,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	566,217
750,000		Mexico, Government of, Sr. Unsecd. Note, 4.875%, 5/19/2033	690,996
200,000		Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/13/2030	203,886
600,000		Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/7/2036	582,282
200,000		Mexico, Government of, Sr. Unsecd. Note, 6.875%, 5/13/2037	205,810
206,000		Mexico, Government of, Sr. Unsecd. Note, 7.375%, 5/13/2055	214,771
MXN 300,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.500%, 6/3/2027	1,416,848
750,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	3,241,303
$ 300,000		Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	297,277
2,000,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	1,865,000
1,000,000		Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	728,127
400,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	260,385
700,000		Panama, Government of, Sr. Unsecd. Note, 6.875%, 1/31/2036	678,159
400,000		Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	413,655
500,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	437,488
500,000		Paraguay, Government of, Sr. Secd. Note, 144A, 5.600%, 3/13/2048	448,346
500,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	413,532
2,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,768,443
2,000,000		Peru, Government of, 6.550%, 3/14/2037	2,130,626
PEN 1,140,000		Peru, Government of, 144A, 7.600%, 8/12/2039	326,415
$ 750,000		Peru, Government of, Sr. Unsecd. Note, 2.783%, 1/23/2031	653,406
400,000		Peru, Government of, Sr. Unsecd. Note, 3.000%, 1/15/2034	330,400
PEN 23,500,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	6,728,740
PLN 20,000,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	3,845,514
4,000,000		Poland, Government of, Unsecd. Note, Series 0725, 3.250%, 7/25/2025	981,921
$ 800,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.375%, 1/13/2031	812,970
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,235,208
ZAR 55,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	2,339,322
62,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	3,071,887
$ 300,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	240,750
744,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	694,747
300,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	295,200
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,338,620
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,684,244
500,000		Uruguay, Government of, Sr. Unsecd. Note, 5.250%, 9/10/2060	461,993
300,000		Uruguay, Government of, Sr. Unsecd. Note, 5.750%, 10/28/2034	310,807
UYU 30,000,000		Uruguay, Government of, Sr. Unsecd. Note, 8.250%, 5/21/2031	657,433
$ 1,000,000	[4,5]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	167,047
		TOTAL	93,453,931
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $97,063,186)	95,107,790
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Securities—0.1%
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.722%, 10/25/2048 (IDENTIFIED COST $11,863,624)	11,809,488
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
134		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	138
29		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	29
87,934		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	92,214

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 8,801	Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	$ 9,121
233	Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	242
95,756	Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	94,935
760	Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	759
1,635	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	1,605
2,227	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	2,197
1,659	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	1,716
19,575	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	20,091
3,733	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	3,924
	TOTAL	226,971
	Federal National Mortgage Association—0.0%
490	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	513
1,431	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,492
1,858	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	1,916
716	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	714
9,956	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	10,449
5,655	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	5,864
64	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	68
66	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	67
536	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	562
191	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	200
765	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	812
5,692	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	5,904
40,431	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	41,628
5,664	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	5,839
22,538	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	23,575
4,969	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	5,142
649	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	672
9,263	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	9,582
1,502	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,575
2,312	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,304
6,207	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	6,425
41,628	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	42,166
1,159	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,202
11,639	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	11,788
2,527	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	2,616
146,746	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	145,485
3,589	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,556
4,361	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	4,080
2,274	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,204
8,167	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	8,098
2,161	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,142
5,915	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	5,992
1,101	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,091
16,303	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	16,156
1,410	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,397
10,082	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	9,732
637	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	632
14,723	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	14,230
6,826	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,373

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,162	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	$ 1,147
6,192	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	5,748
4,184	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	3,796
9,233	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	8,596
8,868	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	8,233
77,640	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	78,601
194,528	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	192,838
4,809	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	4,763
133,001	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	131,187
2,845	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,819
3,271	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,160
12,863	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	12,006
	TOTAL	857,137
	Government National Mortgage Association—0.0%
433	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	442
522	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	537
1,018	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,039
1,239	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	1,251
1,440	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,470
634	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	651
146	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	151
97	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	100
2,570	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,649
1,446	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,493
1,634	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,689
11,157	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	11,384
7,306	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	7,453
2,380	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	2,430
11,708	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	11,954
13,133	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	13,413
14,482	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	14,592
5,394	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	5,435
6,175	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	6,317
12,575	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	12,679
69	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	68
440	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	443
17	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	17
9	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	9
257	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	260
20,490	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	20,916
297	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	302
19	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	19
95	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	97
657	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	660
1,162	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,189
42	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	43
503	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	506
1,466	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,471
5,377	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	5,545
11,600	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	11,945

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 10,234		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	$ 10,122
924		Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	954
903		Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	903
175,350		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	178,168
30,768		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	31,297
43,373		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	44,125
4,127		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,208
1,362		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	1,372
4,992		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	5,085
5,310		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	4,980
1,544		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,484
		TOTAL	423,317
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,528,317)	1,507,425
		MUNICIPAL BOND—0.0%
		Other—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $410,408)	397,272
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
59,966		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $60,763)	22,127
	[3]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
880		Federal National Mortgage Association ARM, 6.875%, 1/1/2033	889
		Government National Mortgage Association—0.0%
16		Government National Mortgage Association ARM, 4.750%, 10/20/2025	16
568		Government National Mortgage Association ARM, 5.000%, 5/20/2028	569
		TOTAL	585
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,508)	1,474
		INVESTMENT COMPANIES—38.5%
320,719		Bank Loan Core Fund	2,774,219
43,436,709		Emerging Markets Core Fund	381,808,673
142,048,148		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[6]	142,048,148
72,730,881		High Yield Bond Core Fund	411,656,788
496,783,288		Mortgage Core Fund	4,158,076,122
98,470,375		Project and Trade Finance Core Fund	872,447,516
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,941,229,811)	5,968,811,466
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $15,544,074,390)	15,443,819,900
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	39,235,993
		NET ASSETS—100%	$15,483,055,893

At February 28, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	10,101	$2,090,591,344	June 2025	$7,996,833
United States Treasury Notes 5-Year Long Futures	4,993	$538,931,937	June 2025	$3,961,857
Short Futures:
United States Treasury Notes 10-Year Short Futures	3,039	$337,613,906	June 2025	$(4,059,770)
United States Treasury Notes 10-Year Ultra Short Futures	4,341	$495,959,250	June 2025	$(6,254,584)
United States Treasury Ultra Bond Short Futures	650	$80,681,250	June 2025	$(1,906,192)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(261,856)
At February 28, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/6/2025	HSBC Bank USA	8,578,385	BRL	$1,382,095	$74,919
3/6/2025	JPMorgan Chase Bank N.A	12,684,554	BRL	$2,065,437	$88,997
3/6/2025	Barclays Bank PLC	4,115,019	BRL	$695,792	$3,132
3/6/2025	JPMorgan Chase Bank N.A	4,051,600	BRL	$699,939	$(11,787)
3/6/2025	JPMorgan Chase Bank N.A	7,990,442	BRL	$1,369,373	$(12,220)
3/18/2025	UBS AG	41,000,000	BRL	$7,085,666	$(140,268)
3/18/2025	Morgan Stanley & Co.	41,208,102	BRL	$7,091,396	$(110,746)
3/18/2025	Morgan Stanley & Co.	41,208,102	BRL	$7,099,215	$(118,565)
3/19/2025	Bank of America N.A.	14,558,505	MXN	$700,059	$6,699
3/19/2025	Morgan Stanley & Co.	11,488,369	MXN	$555,808	$1,907
3/19/2025	Goldman Sachs Bank USA	15,228,452	MXN	$741,808	$(2,527)
3/19/2025	Barclays Bank PLC	10,406,935	PEN	$2,746,165	$77,663
3/19/2025	Goldman Sachs Bank USA	5,184,220	PEN	$1,404,054	$2,638
3/19/2025	Bank of America N.A.	33,000,000	TRY	$857,267	$34,918
6/18/2025	State Street Bank & Trust Co.	671,524,038	CLP	$705,356	$(7,012)
6/18/2025	Morgan Stanley & Co.	11,781,888	MXN	$566,980	$(1,937)
Contracts Sold:
3/6/2025	HSBC Bank USA	37,420,000	BRL	$6,384,217	$28,540
3/18/2025	Morgan Stanley & Co.	82,416,204	BRL	$14,218,761	$257,461
3/18/2025	UBS AG	41,000,000	BRL	$7,161,471	$216,073
3/19/2025	HSBC Bank USA	15,568,750,000	COP	$3,552,449	$(188,091)
3/19/2025	Bank of America N.A.	2,940,764,459	COP	$692,849	$(13,697)
3/19/2025	HSBC Bank USA	32,883,894,686	IDR	$2,043,694	$61,403
3/19/2025	Bank of Australia	29,788,203	MXN	$1,389,561	$(56,538)
3/19/2025	Morgan Stanley & Co.	11,487,123	MXN	$558,032	$377
3/19/2025	Barclays Bank PLC	26,482,500	PEN	$7,076,633	$(109,155)
3/19/2025	Bank of America N.A.	50,000,000	ZAR	$2,773,516	$104,421
6/3/2025	JPMorgan Chase Bank N.A	8,000,000	BRL	$1,345,945	$12,436
6/18/2025	Goldman Sachs Bank USA	671,524,038	CLP	$708,668	$10,324
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$209,365
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2025	Shares Held as of 2/28/2025**	Dividend Income
Bank Loan Core Fund	$2,743,460	$52,963	$—	$(22,204)	$—	$2,774,219	320,719	$52,986
Emerging Markets Core Fund	$479,066,394	$11,129,588	$(104,200,000)	$(11,640,083)	$7,452,774	$381,808,673	43,436,709	$11,144,960
Federated Hermes Government Obligations Fund, Premier Shares*	$247,930,264	$1,484,399,155	$(1,590,281,271)	$—	$—	$142,048,148	142,048,148	$1,876,871
High Yield Bond Core Fund	$404,647,741	$7,750,000	$—	$(740,953)	$—	$411,656,788	72,730,881	$6,987,877
Mortgage Core Fund	$4,153,108,289	$—	$—	$4,967,833	$—	$4,158,076,122	496,783,288	$50,701,587
Project and Trade Finance Core Fund	$856,583,062	$21,619,096	$—	$(5,754,642)	$—	$872,447,516	98,470,375	$21,620,250
TOTAL OF AFFILIATED TRANSACTIONS	$6,144,079,210	$1,524,950,802	$(1,694,481,271)	$(13,190,049)	$7,452,774	$5,968,811,466	853,790,120	$92,384,531

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At February 28, 2025, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$21,922,055	$22,708,020

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Issuer in default.
5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$5,053,235,814	$—	$5,053,235,814
Corporate Bonds	—	3,607,151,201	7,300	3,607,158,501
Collateralized Mortgage Obligations	—	705,768,543	—	705,768,543
Foreign Governments/Agencies	—	95,107,790	—	95,107,790
Commercial Mortgage-Backed Security	—	11,809,488	—	11,809,488
Mortgage-Backed Securities	—	1,507,425	—	1,507,425
Municipal Bond	—	397,272	—	397,272
Asset-Backed Security	—	22,127	—	22,127
Adjustable Rate Mortgages	—	1,474	—	1,474
Investment Companies	5,096,363,950	—	—	5,096,363,950
Other Investments[1]	—	—	—	872,447,516
TOTAL SECURITIES	$5,096,363,950	$9,475,001,134	$7,300	$15,443,819,900
Other Financial Instruments:
Assets
Futures Contracts	$11,958,690	$—	$—	$11,958,690
Foreign Exchange Contracts	—	981,908	—	981,908
Liabilities
Futures Contracts	(12,220,546)	—	—	(12,220,546)
Foreign Exchange Contracts	—	(772,543)	—	(772,543)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(261,856)	$209,365	$—	$(52,491)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $872,447,516 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BRL	—Brazilian Real
CLP	—Chilean Peso
COP	—Colombian Peso
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
USLIBOR	—United States London Interbank Offered Rate
UYU	—Uruguayan Peso
ZAR	—South African Rand